Segment Information (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Information [Abstract]
Reporting segment	2	2	2	2	2	2
Revenues and other income					10.00%	10.00%